Development And Marketing Collaboration Agreements (Detail) (USD $)	12 Months Ended				12 Months Ended					1 Months Ended			3 Months Ended			12 Months Ended			12 Months Ended						1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Elan [Member]	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Up To $2.0 Billion [Member]	Dec. 31, 2012 Tysabri [Member] Above $2.0 Billion [Member]	Dec. 31, 2012 Johnson And Johnson AIP Agreements [Member]	Sep. 17, 2009 Johnson And Johnson AIP Agreements [Member]	Sep. 17, 2009 Johnson And Johnson Share Ownership [Member]	Dec. 31, 2012 Johnson & Johnson [Member]	Sep. 30, 2009 Johnson & Johnson [Member]	Sep. 30, 2012 Janssen AI [Member]	Dec. 31, 2012 Janssen AI [Member]	Sep. 17, 2009 Janssen AI [Member]	Dec. 31, 2012 Transition Therapeutics, Inc. [Member]	Dec. 31, 2010 Transition Therapeutics, Inc. [Member]	Dec. 31, 2012 Transition Therapeutics, Inc. [Member] Maximum [Member] Milestone Payments [Member]	Dec. 31, 2012 Tysabri - ROW [Member]	Dec. 31, 2011 Tysabri - ROW [Member]	Dec. 31, 2010 Tysabri - ROW [Member]	Dec. 31, 2012 Total Tysabri [Member]	Dec. 31, 2011 Total Tysabri [Member]	Dec. 31, 2010 Total Tysabri [Member]	Dec. 31, 2008 Total Tysabri [Member] Biogen Idec [Member]	Jul. 31, 2008 Total Tysabri [Member] Biogen Idec [Member]	Dec. 31, 2012 Total Tysabri [Member] Biogen Idec [Member]	Dec. 31, 2008 Total Tysabri [Member] Biogen Idec [Member] Minimum [Member]	Jul. 31, 2008 Total Tysabri [Member] Biogen Idec [Member] Minimum [Member]	Dec. 31, 2012 Tysabri - U.S. [Member]	Dec. 31, 2011 Tysabri - U.S. [Member]	Dec. 31, 2010 Tysabri - U.S. [Member]	Dec. 31, 2012 Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member] Modified Collaboration Agreement [Member]	Dec. 31, 2012 Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member] Milestone Payment Under Original Agreement [Member] Modified Collaboration Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Global in-market sales					$ 2,000,000,000														$ 745,100,000	$ 764,100,000	$ 636,800,000	$ 1,631,100,000	$ 1,510,600,000	$ 1,230,000,000
Total product revenue	200,000	4,000,000	43,100,000																316,600,000	317,600,000	258,300,000									886,000,000	746,500,000	593,200,000
Collaboration milestone payments																									50,000,000	75,000,000
Annual global in-market net product sales required to maintain profit share																												1,100,000,000	700,000,000
Profit share percentage																									50.00%	50.00%	50.00%
Upfront payment to be received after exit from the existing collaboration arrangements					3,250,000,000
Percentage of royalty interest earned					12.00%
Percentage of royalty interest earned						18.00%	25.00%
Investment made in exchange for newly issued American Depositary Receipts									885,000,000
Percentage shareholder ownership										18.40%
Fund committed	400,000,000											500,000,000
Equity method investment in subsidiary			30.00%										49.90%		49.90%	30.00%
Percentage of economic interest								25.00%
Additional fund committed	400,000,000			76,900,000							29,900,000	400,000,000
Remaining funding commitment														93,200,000
Non-cash impairment charges													117,300,000
Payment to acquire IPR&D																	9,000,000
Collaboration milestone amounts payable																		$ 93,000,000															$ 11,000,000	$ 25,000,000
Notice period for termination of collaboration agreement for material breach or because of insolvency of other party minimum days																90 days